Administrative expenses (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Expense by nature
Share-based payment expense	$ 4,885	$ 3,628	$ 8,066	$ 6,917
Impairment of withholding tax receivables	2,756	13,349	10,972	24,604
Business combination costs	148	27	380	1,486
Impairment of other fixed assets	31		31
Impairment of Goodwill			87,894
Net (gain)/loss on disposal of property, plant and equipment	(1,919)	168	(2,292)	(566)
Other	3,907	2,673	$ 6,392	4,848
Cash flow projection period for assessment of withholding tax asset recoverability			5 years
Administrative expense
Expense by nature
Staff costs	35,550	38,725	$ 65,618	76,555
Professional fees	14,544	15,742	27,094	29,403
Facilities, short term rental and upkeep	8,110	10,033	16,540	21,188
Key management compensation	5,828	4,033	9,839	8,240
Share-based payment expense	4,885	3,628	8,066	6,917
Travel costs	3,115	3,534	5,998	6,678
Impairment of withholding tax receivables	2,756	13,349	10,972	24,604
Depreciation	2,622	3,058	5,417	5,718
Amortization	1,091	1,408	2,128	2,796
Operating taxes	220	36	669	116
Business combination costs	148	27	380	1,486
Impairment of other fixed assets	31		31
Impairment of Goodwill			87,894
Net (gain)/loss on disposal of property, plant and equipment	(1,919)	168	(2,292)	(566)
Other	6,782	6,980	12,105	14,868
Total	$ 83,763	$ 100,721	$ 250,459	$ 198,003